Selected Statements of Operations Data (Details) - Schedule of research and development expenses, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Research and Development Expenses Net [Abstract]
Total costs	$ 64,753	$ 61,924	$ 47,156
Less - capitalized software development costs	(6,097)	(7,911)	(5,798)
Research and development expenses, net	$ 58,656	$ 54,013	$ 41,358